Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2017
Selling, general and administrative expense [abstract]
Selling, general and administrative expenses
7	Selling, general and administrative expenses

	2017	2016	2015
Taxes (*)	(54,883)	(50,908)	(43,188)
Salaries and social security contributions	(35,812)	(34,832)	(31,508)
Services and fees	(58,511)	(48,123)	(52,481)
Office expenses	(11,620)	(9,966)	(10,353)
Amortization and depreciation	(7,640)	(7,150)	(7,475)
Maintenance expenses	(4,215)	(5,113)	(5,901)
Advertising	(3,044)	(2,229)	(3,249)
Insurance	(2,289)	(1,397)	(517)
Charter service	(830)	(1,162)	(2,336)
Bad debts recovery	268	2,248	-
Bad debts	(7,672)	(1,976)	(2,574)
Other	(7,953)	(10,244)	(7,637)
	(194,201)	(170,852)	(167,219)

(*) Mainly included tax from taxes over banks transactions and tax on revenue.